MFS® INVESTMENT MANAGEMENT
500 BOYLSTON STREET, BOSTON, MASSACHUSETTS  02116-3741
(617) 954-5000

April 1, 2010

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	Massachusetts Investors Growth Stock Fund (the “Fund”) (File Nos. 2-14677 and 811-859)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Fund as certification that the Prospectus and Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 84 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A.  The Amendment was filed electronically on March 29, 2010.

Please call the undersigned at (617) 954-5843 or Jennifer Moore at (617) 954-5923 with any questions you may have.

Very truly yours,

BRIAN E. LANGENFELD
Brian E. Langenfeld
Vice President & Senior Counsel

BEL/bjn